File No. 333-84159
                                                              File No. 811-09517
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
           Post-Effective Amendment No.    5                                 [X]
                                        -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                          Amendment No.    6                                 [X]
                                        -------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT XI
                             (Scarborough Advantage)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

Name and Address of Agent for Service:                   Copies To:
Amy J. Lee, Associate General Counsel                    Jeffrey S. Puretz, Esq.
Security Benefit Group Building                          Dechert
One Security Benefit Place                               1775 Eye Street, NW
Topeka, KS 66636-0001                                    Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2004

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2004, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under group unallocated flexible premium deferred variable annuity contract.

PROSPECTUS                                               May 1, 2004




--------------------------------------------------------------------------------
SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
--------------------------------------------------------------------------------










                                                     ---------------------------
                                                          Important Privacy
                                                           Notice Included

                                                           See Back Cover
                                                     ---------------------------




                                     [SDI LOGO] SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                         GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


              ISSUED BY:                                MAILING ADDRESS:
      SECURITY BENEFIT LIFE                         SECURITY BENEFIT LIFE
        INSURANCE COMPANY                             INSURANCE COMPANY
      ONE SECURITY BENEFIT PLACE                    P.O. BOX 750497
      TOPEKA, KANSAS 66636-0001                     TOPEKA, KANSAS 66675-0497
      1-800-888-2461


     This Prospectus describes the Scarborough Advantage Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is a group contract available for those persons eligible to participate in the International Brotherhood of Electrical Workers ("IBEW") Local Unions Savings and Retirement Plan and Trust. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XI, or to the Fixed Account. The Subaccounts currently available under the Contract are:

o    OppenheimerFunds Global
o    T. Rowe Price Mid-Cap Growth
o    T. Rowe Price Equity Income
o    Goldman Sachs CORE(SM) Small Cap Equity
o    Goldman Sachs Capital Growth

     Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value in the Fixed Account is guaranteed by the Company.

     Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2004, which has been filed with the Securities and Exchange Commission contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 24 of this Prospectus.


     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.


DATE: MAY 1, 2004

--------------------------------------------------------------------------------
V6914 (R5-04)                                                        32-69141-00

                                TABLE OF CONTENTS


                                                        Page
DEFINITIONS...........................................    5

SUMMARY...............................................    5
   Purpose of the Contract............................    5
   The Separate Account and the Funds.................    6
   Fixed Account......................................    6
   Purchase Payments..................................    6
   Contract Benefits..................................    6
   Charges and Deductions.............................    6
   Contacting The Company.............................    6

EXPENSE TABLES........................................    7
   Contract Owner Transaction Expenses................    7
   Periodic Expenses..................................    7
   Examples...........................................    7

CONDENSED FINANCIAL INFORMATION.......................    8

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE
   ACCOUNT, AND THE FUNDS.............................    8
   Security Benefit Life Insurance Company............    8
   Published Ratings..................................    9
   Separate Account...................................    9
   The Funds..........................................    9
   The Investment Advisers............................   10

THE CONTRACT..........................................   10
   General............................................   10
   Application to Invest in the Contract..............   10
   Purchase Payments..................................   11
   Allocation of Purchase Payments....................   11
   Dollar Cost Averaging Option.......................   11
   Asset Reallocation Option..........................   12
   Transfers of Contract Value........................   12
   Contract Value.....................................   13
   Determination of Contract Value....................   13
   Full and Partial Withdrawals.......................   14
   Systematic Withdrawals.............................   14
   Death Benefit......................................   15
   Distribution Requirements..........................   15

CHARGES AND DEDUCTIONS................................   15
   Mortality and Expense Risk Charge..................   15
   Administration and Distribution Charge.............   16
   Premium Tax Charge.................................   16
   Other Charges......................................   16
   Variations in Charges..............................   16
   Guarantee of Certain Charges.......................   16
   Fund Expenses......................................   16

ANNUITY PERIOD........................................   16
   General............................................   16
   Annuity Options....................................   17

THE FIXED ACCOUNT.....................................   17
   Interest...........................................   18
   Death Benefit......................................   18
   Contract Charges...................................   18
   Transfers and Withdrawals from the Fixed Account...   18
   Payments from the Fixed Account....................   18

MORE ABOUT THE CONTRACT...............................   18
   Holder.............................................   18
   Designation and Change of Beneficiary..............   18
   Dividends..........................................   18
   Payments from the Separate Account.................   19
   Proof of Age and Survival..........................   19
   Misstatements......................................   19

FEDERAL TAX MATTERS...................................   19
   Introduction.......................................   19
   Tax Status of Security Benefit and the Separate
     Account..........................................   19
   Income Taxation of Annuities in
     General--Non-Qualified Plans.....................   20
   Additional Considerations..........................   21

OTHER INFORMATION.....................................   22
   Voting of Fund Shares..............................   22
   Substitution of Investments........................   22
   Changes to Comply with Law and Amendments..........   22
   Reports to Participants............................   23
   Electronic Transfer Privileges.....................   23
   Legal Proceedings..................................   23
   Legal Matters......................................   23

DISTRIBUTION OF THE CONTRACT..........................   23

PERFORMANCE INFORMATION...............................   23

ADDITIONAL INFORMATION................................   24
   Registration Statement.............................   24
   Financial Statements...............................   24

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION........................................   24


--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------
                                       4

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE -- Scarborough Securities Corporation, One Bridge Street, Irvington, New York 10533.

     ANNUITANT -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY START DATE -- The date when annuity payments are to begin.

     AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a payroll deduction arrangement.

     CONTRACT DATE -- The date of your first contribution to the Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACTHOLDER OR HOLDER -- The IBEW Local Unions Savings and Retirement Plan and Trust holds the Contract for the benefit of Participants.

     CONTRACT VALUE -- The total value of your account which includes amounts allocated to the Subaccounts and the Fixed Account.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY -- The person designated by you as having the right to the death benefit, if any, payable upon your death.

     FIXED ACCOUNT -- A separate account of the Company to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest declared periodically by the Company.

     FUNDS -- T. Rowe Price Equity Series, Inc., SBL Fund and Goldman Sachs Variable Insurance Trust. The Funds (each a "Fund") are diversified, open-end management investment companies commonly referred to as mutual funds. Each Fund issues its shares in multiple Series.

     GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account, the Fixed Account, or to any other separate account of the Company.

     PARTICIPANT -- A Participant as defined in the Trust Agreement.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT -- The Variable Annuity Account XI. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Series of the Funds.


     SERIES -- T. Rowe Price Mid-Cap Growth Portfolio (a Series of the T. Rowe Price Equity Series, Inc.); T. Rowe Price Equity Income Series and OppenheimerFunds Global Series (each a Series of SBL Fund); and Goldman Sachs CORE(SM) Small Cap Equity Fund and Goldman Sachs Capital Growth Fund (each a Series of the Goldman Sachs Variable Insurance Trust). The Series (each a "Series") are separate portfolios of their respective Funds. Each Series operates as a separate investment fund.


     SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Series of the Funds.

     TRUST -- The IBEW Local Unions Savings and Retirement Plan and Trust.

     TRUST AGREEMENT -- The Trust Agreement creating the Trust.


     VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


     VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of your Contract Value. It is equal to Contract Value less any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract ("Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract pursuant to the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Series of the Funds. See "The Funds." The Series, each of which has a different investment objective or objectives, are set forth under their respective Fund below:

T. ROWE PRICE EQUITY SERIES, INC.

o  T. Rowe Price Mid-Cap Growth Portfolio

SBL FUND

o  OppenheimerFunds Global Series (Series D)

o  T. Rowe Price Equity Income Series (Series O)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

o  Goldman Sachs CORE(SM) Small Cap Equity Fund

o  Goldman Sachs Capital Growth Fund

     You may allocate all or part of your purchase payments to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of the Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your purchase payments to the Fixed Account, which is a separate account of the Company. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company. See "The Fixed Account."

PURCHASE PAYMENTS -- Unless you had an account as of July 1, 1999, the minimum initial purchase payment is $2,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $100. There is no minimum for subsequent purchase payments made pursuant to an Automatic Investment Program. See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer your Contract Value among the Subaccounts and to and from the Fixed Account.


     At any time before the Annuity Start Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to attaining age 59 1/2.


     The Contract provides for a death benefit upon your death prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a fixed basis. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from purchase payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.


     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.45%.





See "Mortality and Expense Risk Charge."

     ADMINISTRATION AND DISTRIBUTION CHARGE. The Company currently charges an administration and distribution charge equal to an annual rate of 0.91% of each Subaccount's average daily net assets, except that the annual rate for the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts is 0.56%. The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts for which the maximum annual rate is 0.59%. See "Administration and Distribution Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted when you begin receiving annuity payments or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     OTHER EXPENSES. The Company pays the operating expenses of the Separate Account. Investment advisory fees and operating expenses of the Funds are paid by each Fund and are reflected in the net asset value of the Fund shares. For a description of these charges and expenses, see the prospectuses for the Funds.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Administrative Office located at One Bridge Street, Irvington, New York 10533 or by phone by calling (914) 591-9200 or 1-800-223-7608.

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.

   Sales Load on Purchase Payments                 None
   Deferred Sales Charge (as a percentage of
   amount withdrawn attributable to Purchase
   Payments)                                       None
   Transfer Fee (per transfer)                     None

PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.


   Separate Account Annual Expenses (as a
   percentage of average Contract Value)
     Annual Mortality and Expense Risk Charge        0.45%
     Annual Administration and Distribution Charge   0.94%(1)
     Total Separate Account Annual Expenses          1.39%

1. The maximum annual administration and distribution charge is 0.94% for all Subaccounts, except the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts for which the maximum annual administration and distribution charge is 0.59%. The Company currently assesses an annual administration and distribution charge of 0.91% from the Subaccounts (0.56% from the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts).

The table below shows the minimum and maximum total operating expenses charged by the Funds. You will pay the expenses of the Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in its prospectus.


                                    MINIMUM       MAXIMUM
                                    -------       -------
Total Annual Fund Operating
Expenses(1)                            0.85%         1.43%


1. Expenses deducted from Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Fund with the highest total operating expenses, and the minimum expenses represent the total annual operating expenses of that Fund with the lowest total operating expenses.

EXAMPLES -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
                            ----    -----    -----   -----
If you surrender your
Contract at the end of
the applicable time
period                      $285     $874    $1,489  $3,147
If you do not surrender      285      874     1,489   3,147
your Contract

CONDENSED FINANCIAL INFORMATION


The following condensed financial information presents accumulation unit values for each of the years in the periods ended December 31, 2003, as well as ending accumulation units outstanding under each Subaccount.



                                                                   2003        2002       2001       2000      1999(1)
                                                                 --------    --------   --------   --------   --------
OPPENHEIMERFUNDS GLOBAL SUBACCOUNT
Accumulation unit value:
   Beginning of period .......................................   $  10.12(2)       --         --         --         --
   End of period .............................................   $  11.64          --         --         --         --
Accumulation units outstanding at the end of period ..........     13,959          --         --         --         --
T. ROWE PRICE MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period .......................................   $  14.15    $  18.22   $  18.64   $  17.59   $  14.37
   End of period .............................................   $   19.3    $  14.15   $  18.22   $  18.64   $  17.59
Accumulation units outstanding at the end of period ..........     85,852      63,923     71,196     97,053     28,783
T. ROWE PRICE EQUITY INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period .......................................   $  16.67    $  19.81   $  19.75   $  17.67   $  17.56
   End of period .............................................   $  21.04    $  16.97   $  19.81   $  19.75   $  17.67
Accumulation units outstanding at the end of period ..........     43,650      52,701     61,052     54,961     36,063
GOLDMAN SACHS CORE(SM) SMALL CAP EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period .......................................   $   8.98    $  10.71   $  10.38   $  10.35   $   8.73
   End of period .............................................   $  12.93    $   8.98   $  10.71   $  10.38   $  10.35
Accumulation units outstanding at the end of period ..........     44,517      32,740     28,445     33,952     12,256
GOLDMAN SACHS CAPITAL GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period .......................................   $   8.03    $  10.76   $  12.77   $  18.93   $  12.01
   End of period .............................................   $   9.81    $   8.03   $  10.76   $  12.77   $  18.93
Accumulation units outstanding at the end of period ..........     76,751      83,873    103,696    120,772     70,591


1. For the period October 27, 1999 (date operations commenced) to December 31, 1999

2. For the OppenheimerFunds Global Subaccount, the period beginning October 1, 2003.


INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS


SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name January 2, 1950.


     On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who owned policies of the Company as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of

Columbia and all states except New York. As of the end of 2003, the Company had total assets of approximately $10.4 billion. Together with its subsidiaries, the Company has total funds under management of approximately $12.5 billion.



     The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Participants. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on October 26, 1998. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contracts so provide. The Contract contains such a provision. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Series of one of the Funds. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Series of the Funds or in other securities, mutual funds, or investment vehicles.


     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.


THE FUNDS -- Each Fund is a diversified, open-end management investment company and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Funds. Each Subaccount invests in a corresponding Series of a Fund, each of which has a different investment objective and policies. Each Series is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

o   T. Rowe Price Mid-Cap Growth Portfolio

SBL FUND

o   OppenheimerFunds Global Series (Series D)

o   T. Rowe Price Equity Income Series (Series O)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

o   Goldman Sachs CORE(SM) Small Cap Equity Fund

o   Goldman Sachs Capital Growth Fund

     A summary of the investment objective of each Series is set forth below. We cannot assure that any Series will achieve its objective. More detailed information is contained in the accompanying prospectuses of the Funds, including information on the risks associated with the investments and investment techniques of each Series.

     EACH FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO -- The investment objective of this Series is to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average growth.

OPPENHEIMERFUNDS GLOBAL SERIES (SERIES D) -- The investment objective of this Series is to seek long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States. The Series pursues its objective by investing, under normal market conditions, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Series primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities.

T. ROWE PRICE EQUITY INCOME SERIES (SERIES O) -- The investment objective of this Series is to seek to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies. The Series pursues its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Sub-Adviser,
T. Rowe Price Associates, Inc., typically employs a value-oriented strategy in selecting investments for the Series. The Sub-Adviser's research team identifies companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

GOLDMAN SACHS CORE(SM) SMALL CAP EQUITY FUND -- The investment objective of this Series is to seek long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States, within the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment.

GOLDMAN SACHS CAPITAL GROWTH FUND -- The investment objective of this Series is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase in a diversified portfolio of equity investments that are considered by the investment adviser to have long-term capital appreciation potential.

THE INVESTMENT ADVISERS -- T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202 serves as investment adviser to the
T. Rowe Price Mid-Cap Growth Portfolio, and it serves as sub-adviser to the T. Rowe Price Equity Income Series (Series O) pursuant to an agreement with Series O's investment adviser, Security Management Company, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001. T. Rowe Price is registered with the SEC as an investment adviser. T. Rowe Price is responsible for the day to day decisions to buy and sell securities for the T. Rowe Price Mid-Cap Growth Portfolio and the
T. Rowe Price Equity Income Series (Series O). OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018, serves as sub-adviser to the OppenheimerFunds Global Series (Series D) pursuant to an agreement with Series D's investment adviser, Security Management Company, LLC. OppenheimerFunds, Inc. is registered with the SEC as an investment adviser. It is responsible for the day to day decisions to buy and sell securities for the OppenheimerFunds Global Series (Series D). Goldman Sachs Asset Management, L.P. ("GSAM"), located at 32 Old Slip, New York, New York 10005, serves as the investment adviser to the Goldman Sachs CORE(SM) Small Cap Equity Fund and the Goldman Sachs Capital Growth Fund. It is responsible for the day to day decisions to buy and sell securities for those Series.

     The investment objectives and policies of the Series are similar to the investment objectives and policies of other mutual funds that the Investment Advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the results of such other mutual funds. The Investment Advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same Investment Adviser.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a group flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Participant who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a fixed basis, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Contract Value and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     You may purchase the Contract under the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

APPLICATION TO INVEST IN THE CONTRACT -- If you wish to invest in the Contract, you may submit a participation enrollment form and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject a participation enrollment form or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age for which a participation enrollment form will be accepted is age 90.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $2,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $100. There is no minimum for subsequent purchase payments made pursuant to an Automatic Investment Program. A purchase payment exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial purchase payment not later than the end of the Valuation Period during which it is received by the Company; provided that the purchase payment is preceded or accompanied by a participation enrollment form that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete participation enrollment form, the Company will notify you that it does not have the necessary information to establish an account and properly credit your purchase payment. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company cannot otherwise establish your account, the Company will return your initial purchase payment. The Company may retain your purchase payment pending receipt of necessary information; provided that you consent to us retaining the purchase payment until your participation enrollment form is made complete.

     The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received at the Administrative Office. Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Participant is living. Subsequent purchase payments may be paid under an Automatic Investment Program.

ALLOCATION OF PURCHASE PAYMENTS -- In a participation enrollment form, you select the Subaccounts and/or the Fixed Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the enrollment form or more recent instructions received, if any. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the five Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at the Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the Electronic Transfer Privilege section of the participation enrollment form or the proper form has been properly completed, signed, and filed at the Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.


     An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at the Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.

     You may instruct the Company at any time to terminate the option by written request to the Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time.

     You may also dollar cost average Contract Value to or from the Fixed Account. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option, an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at the Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer or, in the case of a new participation, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected.

     You may instruct the Company at any time to terminate this option by written request to the Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options.


TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Administrative Office both before and after the Annuity Start Date. The Company will effect a transfer of Contract Value at the price next determined after receipt of your transfer request. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the participation enrollment form or the proper form has been properly completed, signed and filed at the Administrative Office. The minimum transfer amount is $100, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.


     You may also transfer Contract Value from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts.


     The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers in a Contract Year. Also, the Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of the Series. These kinds of strategies and transfer activities may be disruptive to the Series in which the Subaccounts invest. We reserve the right to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Series or potentially disadvantageous to other Participants (regardless of the number of previous transfers during the Contract Year). In making this determination, we will consider among other things, the following factors:



o   The total dollar amount being transferred;



o   The number of transfers you made within the previous three months;



o Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and



o Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Participants in the group.



     The Company reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Series or potentially disadvantageous to Participants, the Company may among other things, restrict the availability of telephone transfers or other electronic transfers and may require that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more Participants. Also, certain of the Series have in place limits on the number of transfers permitted, which limits are more restrictive than the Contract provisions. If we choose to discontinue your right to use telephone and other electronic transfers or to otherwise restrict the size and/or frequency of your transfers, we will so notify you in writing.



     While the Company discourages market timing and excessive short-term trading, the Company cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.





CONTRACT VALUE -- Your Contract Value is the total value of your account, which includes amounts under the Contract held in each Subaccount and the Fixed Account as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, payment of purchase payments, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Series of the Funds. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Series and any dividends or distributions declared by a Series. Any dividends or distributions from any Series of the Fund will be automatically reinvested in shares of the same Series, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of your interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount as of the end of the Valuation Period in which the purchase payment is credited. In addition, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Series of the Funds, (2) any dividends or distributions paid by the corresponding Series, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and
(5) the administration and distribution charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- You may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be made from Contract Value at any time while the Participant is living and before the Annuity Start Date, subject to any limitations under applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at the Administrative Office. A proper Withdrawal Request form shall include the written consent of any effective assignee, if applicable.

     The proceeds received upon a full withdrawal will be the Withdrawal Value. The Withdrawal Value is equal to your Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at the Administrative Office, less any uncollected premium taxes. The Company requires the signature of the Participant on any request to withdraw Contract Value.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $100 including systematic withdrawals as discussed below. Receipt of a Withdrawal Request form for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable premium tax. If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.


     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to your instructions to the Company on the Withdrawal Request form. If you do not specify the allocation, the Company will deduct the amount of a partial withdrawal in the same proportion as the Contract Value is currently allocated.


     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Participant and, if made prior to the Participant attaining age 59 1/2, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals during your lifetime and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at the Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. You may stop or modify systematic withdrawals upon proper written request received by the Company at the Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. Your account will automatically terminate if a systematic withdrawal causes your Withdrawal Value to equal zero.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you direct. If you do not specify the allocation, the systematic withdrawal will be deducted in proportion to each Subaccount's and Fixed Account's percentage of Contract Value.


     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax that may be imposed on withdrawals made prior to attaining age 59 1/2. See "Federal Tax Matters."

DEATH BENEFIT -- If you die prior to the Annuity Start Date, the Company will pay the death benefit proceeds to your Designated Beneficiary upon receipt of due proof of your death and instructions regarding payment to the Designated Beneficiary.

     If your surviving spouse is your sole Designated Beneficiary, your spouse may elect to continue your account in force, subject to certain limitations. If your spouse so elects, the Contract Date of your account will not change, and any death benefit payable after this election will be calculated using the same Contract Date. See "Distribution Requirements" below. If your death occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If you die prior to the Annuity Start Date and you were 75 or younger on the Contract Date, the amount of the death benefit will be the greatest of:

o The sum of all Purchase Payments allocated to your Contract Value, less any reductions caused by previous withdrawals,

o Your Contract Value on the date due proof of death and instructions regarding payment are received by the Company, or

o    The stepped-up death benefit.

The stepped-up death benefit is:

o The largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to your attaining age 76, plus

o Any Purchase Payments allocated to your Contract Value since the applicable Contract anniversary, less

o    Any withdrawals since the applicable anniversary.

     The stepped-up death benefit does not come into effect if you die prior to the end of the fifth Contract Year.

     If you die prior to the Annuity Start Date and your age was 76 or greater on the Contract Date, or if due proof of death (regardless of your age on the Contract Date) and instructions regarding payment are not received by the Company at the Administrative Office within six months of the date of your death, the death benefit will be the Contract Value on the date due proof of death and instructions regarding payment are received by the Company at the Administrative Office.


     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if you have completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there are limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.


DISTRIBUTION REQUIREMENTS -- If your surviving spouse is the sole Designated Beneficiary, your spouse may elect to continue your account in force until the earliest of the spouse's death or the Annuity Start Date, or receive the death benefit proceeds.

     For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of your interest in the Contract within five years of your death. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of your death over a period not extending beyond his or her life or life expectancy.

CHARGES AND DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate of 0.45%.





This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the

Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

ADMINISTRATION AND DISTRIBUTION CHARGE -- The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts for which the maximum annual rate is 0.59%. The Company is currently charging an annual rate of 0.91% of each Subaccount's average daily net assets (0.56% of the average daily net assets of the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts). The purpose of this charge is to reimburse the Company for the expenses associated with administration and distribution of the Contract and operation of the Subaccounts.

PREMIUM TAX CHARGE -- Whether or not a premium tax is imposed will depend upon, among other things, the Holder's state of domicile, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Such a tax is typically assessed when annuity payments are to begin, and, accordingly, the Company currently deducts this charge upon the Annuity Start Date. The Company assesses a premium tax charge to reimburse itself for any premium tax that it incurs in connection with the Contract. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the administration and distribution charge for the Contract where the expenses associated with the administration of the Contract are reduced.


GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.45% of each Subaccount's average daily net assets and the charge for administration and distribution will not exceed an annual rate of 0.94% of each Subaccount's average daily net assets (0.59% for the T. Rowe Price Equity Income and OppenheimerFunds Global Subaccounts).


FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Series of the Funds. Each Series' net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Series. As a result, you indirectly bear a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date when you complete the participation enrollment form. The Annuity Start Date may not be within 30 days of the Contract Date and may not be deferred beyond your 90th birthday. If you do not select an Annuity Start Date, the Company will use your 90th birthday as the Annuity Start Date.

     On the Annuity Start Date, your Contract Value as of that date, less any applicable premium taxes, will be applied to provide an annuity under one of the options described below. Each option is a fixed annuity for which annuity payments will not fluctuate.

     The Contract provides for five Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Start Date and your gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement using projection scale G and are adjusted to reflect an interest rate of 3%, compounded annually. If no Annuity Option is selected, the Company will make payments under Option 2, a life income, with a 10-year period certain.

     Annuity Options 1 through 5 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at the Administrative Office at least 30 days prior to the Annuity Start Date. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Administrative Office.

     Once annuity payments have commenced under one of the Annuity Options, the Participant cannot change the Annuity Option and cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof. The Contract specifies annuity tables for Annuity Options 1 through 5, described below. The tables contain the guaranteed minimum dollar amount of each annuity payment (per $1,000 of Contract Value, less any premium taxes applied).

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Participant, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the Primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

THE FIXED ACCOUNT

     You may allocate all or a portion of your purchase payments and transfer Contract Value to the Fixed Account. The Fixed Account is a separate account of the Company established under Kansas law on October 26, 1998. The Company owns the assets of the Fixed Account and maintains them apart from the assets of its General Account and its other separate accounts. The assets held in the Fixed Account equal to the reserves and other Contract liabilities with respect to the Fixed Account may not be charged with liabilities arising from any other business the Company may conduct. Income and realized and unrealized gains and losses from assets in the Fixed Account are credited to, or charged against, the Fixed Account without regard to the income, gains or losses from the Company's General Account or its other separate accounts.

     The Fixed Account is subject to regulation and supervision by the Kansas Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a

Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Subject to applicable law, the Company has sole discretion over investment of the assets of its Fixed Account.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates (the "Current Rate") that are paid by the Company. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The Company will determine the Current Rate, if any, from time to time.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Company bears the investment risk for Contract Value allocated to the Fixed Account and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes will be the same for Participants who allocate purchase payments or transfer Contract Value to the Fixed Account as for those who allocate purchase payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administration and distribution charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are also allowed pursuant to the Dollar Cost Averaging and Asset Reallocation Options.


     The minimum amount that you may transfer from the Fixed Account to the Subaccounts is $100. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right at a future date to limit the number of transfers permitted each Contract Year, to limit the size and frequency of transfers and to discontinue transfers.


     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. See "Full and Partial Withdrawals" and "Systematic Withdrawals."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, and transfers from the Fixed Account may be delayed for up to six months after a written request on the Withdrawal Request form, or other designated proper form is received by the Company at the Administrative Office. During the period of deferral, interest at the Current Rate will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

HOLDER -- The Contractholder is the IBEW Local Unions Savings and Retirement Plan and Trust (the "Trust"). The Trust holds the Contract for the benefit of Participants. While living, the Participant alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.


DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Participant prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Participant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Participant's estate. The Primary Beneficiary is the individual named as such in the participation enrollment form or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Participant prior to the Annuity Start Date. The Participant may change the Primary Beneficiary at any time by written request on forms provided by the Company and received by the Company at the Administrative Office. The change will not be binding on the Company until it is received and recorded at the Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.


     Reference should be made to the terms of the Trust Agreement and any applicable law for any restrictions or limitations on the designation of a Beneficiary.

DIVIDENDS -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper Withdrawal Request form is received at the Administrative Office. However, the Company can postpone the calculation or payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the NYSE is closed other than customary weekend and holiday closings,

o   During which trading on the NYSE is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate your age or sex or that of an Annuitant, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use in connection with a retirement plan that is not a "qualified" plan for federal tax purposes. The ultimate effect of federal income taxes on the amounts held under the Contract, on annuity payments, and on the economic benefits to the Participants will depend upon the type of retirement plan, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved, a person should consult with a qualified tax adviser regarding investment in the Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     DIVERSIFICATION STANDARDS. Each Series of the Funds will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Series may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Series, intends to comply with the diversification requirements of Section 817(h).

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Participant has additional flexibility in allocating purchase payments and Contract Values. These differences could result in a Participant being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Series will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Series' investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a contract prior to the annuity start date generally will be treated as gross income to the extent that the cash value of the contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

     DISTRIBUTIONS ON OR AFTER THE ANNUITY START DATE. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the

"primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

     Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified contracts prior to the Annuity Start Date will trigger tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS OWNED BY NON-NATURAL PERSONS. If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person (such as the Contract held by the Trust on behalf of the Participants) is considered held by a natural person.

     MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

     In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of your Contract Value, the designation of an Annuitant, payee or beneficiary, the selection of certain Annuity Start Dates or the exchange of your Contract Value may result in certain tax consequences that are not discussed herein. A Participant contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

OTHER INFORMATION

VOTING OF FUND SHARES -- The Company is the legal owner of the shares of the Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Series of the Funds held in the Subaccounts at any regular and special meetings of the shareholders of a Fund on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Participant. Unless otherwise required by applicable law, the number of shares of a particular Series as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Series as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Participants, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Series of the Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Series of the Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Series of one of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Participants.

     In connection with a substitution of any shares attributable to a Participant's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Participant approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Series of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Participants. The Company may also eliminate or combine one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of the Holder or Participants, to make any change to the provisions of the Contract to comply with, or give Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO PARTICIPANTS -- The Company will send you quarterly a statement setting forth a summary of the transactions that occurred during the quarter, and indicating the Contract Value as of the end of the quarter. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual reports containing financial statements for the Funds, which will include a list of the portfolio securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC TRANSFER PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone if the Electronic Transfer Privilege section of the participation enrollment form or the proper form has been properly completed, signed, and filed at the Administrative Office. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Participant's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract Value. You agree that neither the Company, any of its affiliates, nor the Funds, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the form of the Contract under Kansas law.

DISTRIBUTION OF THE CONTRACT

     Security Distributors, Inc. ("SDI") is Principal Underwriter of the Contract. SDI is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

     Subject to arrangements with the Company, the Contract is sold by Scarborough Securities Corporation, a member of the NASD. Scarborough's representatives are licensed to sell variable annuities for the Company. SDI acts as principal underwriter on behalf of the Company for the distribution of the Contract. SDI is not compensated under its Distribution Agreement with the Company.

     The compensation payable by SDI to Scarborough under these arrangements is equal to 0.75% of Contract Value on an annualized basis.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including yield and total return of the Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.

     Quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and the administration and distribution charge, and may simultaneously be shown for other periods.

     Although the Contracts were not available for purchase until October 1999, the underlying investment vehicles of the Separate Account, the Funds, were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Funds.



     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Series in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.



ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account XI at December 31, 2003, and for each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The table of contents for the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

PERFORMANCE INFORMATION


EXPERTS

FINANCIAL STATEMENTS

                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2004


                GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Scarborough Advantage Variable Annuity dated May 1, 2004, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security Benefit (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497. The Scarborough Advantage Variable Annuity is funded by a separate account of the Company called the Variable Annuity Account XI.

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY.............................................  3
   Safekeeping of Assets....................................................  3

PERFORMANCE INFORMATION.....................................................  3

PERMISSIBLE ADVERTISING INFORMATION.........................................  4

EXPERTS.....................................................................  5

FINANCIAL STATEMENTS........................................................  5

GENERAL INFORMATION AND HISTORY

For a description of the Scarborough Advantage Variable Annuity, a group flexible purchase payment deferred variable annuity contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the Variable Annuity Account XI (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.


SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Series of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts. Additional protection for such assets is offered by the Company's blanket fidelity bond presently covering all officers and employees for a total of $15,000,000 per loss.


PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and total return, may appear in advertisements, reports, and promotional literature provided to current or prospective Participants.

Quotations of yield for the Subaccounts will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

          YIELD    = 2[(a-b + 1)^6 - 1]
                        ---
                         cd

where a = net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)^n = ERV (where P = a hypothetical initial payment of $1,000,
T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Series of the Funds, adjusted to reflect the charges imposed under the Contract.

Average annual total return figures reflect the deduction of the mortality and expense risk and administration charges. The performance figures herein for the
T. Rowe Price Mid-Cap Growth Subaccount, T. Rowe Price Equity Income Subaccount, Templeton International Subaccount, Goldman Sachs CORE(SM) Small Cap Equity Subaccount (CORE(SM) is a service mark of Goldman, Sachs & Co.), and Goldman Sachs Capital Growth Subaccount reflect the reimbursement of certain expenses by the Investment Adviser. In the absence of such reimbursement, the performance figures would be reduced.


AVERAGE ANNUAL RETURN
-----------------------------------------------------------
                                        1 Year    5 Years
-----------------------------------------------------------
T. Rowe Price Mid-Cap Growth            36.54%     7.34%(1)
-----------------------------------------------------------
T. Rowe Price Equity Income             23.99%     4.42%(1)
-----------------------------------------------------------
Templeton International                (21.34)%  (14.86)%(1)
-----------------------------------------------------------
Goldman Sachs CORESM Small Cap Equity   43.99%    10.25%(1)
-----------------------------------------------------------
Goldman Sachs Capital Growth            22.17%    (4.73)%(1)
-----------------------------------------------------------
SBG Global                              15.02%(2)    --
-----------------------------------------------------------

(1) From October 27, 1999 (date of inception) to December 31, 2002.

(2) From October 1, 2003 (date of inception) to December 31, 2002.


Quotations of total return for any Subaccount will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Contract under which the Participant's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Series of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION


From time to time, the Separate Account may, in addition to any other permissible information, include the following types of information in advertisements, sales literature, reports to contractowners or other investor communications ("advertisements"): (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions about past, current or possible economic, market and political trends and events; (3) presentations of statistical data to supplement such discussions; (4) published evaluations by nationally recognized ranking services and financial or business publications or other media including reprints of, or selections from, such publications; (5) descriptions and updates concerning a Subaccount's strategies, and past or anticipated portfolio investments; (6) analysis of its investments by industry, country, credit quality and other characteristics; (7) general biography or work experience of the portfolio manager of a Subaccount, including information about awards received by the portfolio manager, mentions of the manager in the media, or announcements of the portfolio manager's appearance on television or radio programs, or presentations at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology underlying stock selection or a Subaccount's investment objective;
(10) a discussion of the risk/return continuum relating to different investments; (11) discussions on general principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount; (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college education in future years based on current or recent costs of college and an assumed rate of increase for such costs; (15) information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans; and (16) other information of interest to investors. Advertisements may include information about the Subaccount's underlying portfolio in addition to, or in place of, information about the Subaccount itself.


Advertisements may also include a Subaccount's performance, goals, risks and expenses compared with (a) various indexes so that investors may compare a Subaccount's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(b) other subaccounts tracked by the Variable Annuity Research and Data Service ("VARDS"), Lipper Analytical Services Inc., Morningstar or another independent research firm which ranks separate accounts or subaccounts by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other countries or regions, net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment attributes to a Subaccount or the general economic, business, investment, or financial environment in which a Subaccount operates; (e) various financial, economic and market statistics developed by brokers, dealers and other persons used to illustrate aspects of a Subaccount's performance; (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the Subaccount's historic performance or current or potential value with respect to the particular industry or sector; (g) a hypothetical or model portfolio; or (h) other subaccounts or variable annuities. The Separate Account may also discuss and compare in advertising the relative performance of various types of investment instruments including, but not limited to, certificates of deposit, ordinary interest savings accounts, other forms of fixed or variable time deposits, qualified retirement plans, stocks, Treasury securities, and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of volatility and benchmark correlation in advertising and other materials and may compare these measures to those of indexes, other subaccounts or types of investments.

The Separate Account's advertisements may also include rankings or ratings of the Company and of the investor services provided by the Company to contractowners other than performance rankings of a Subaccount itself. Those ratings or rankings of investor services by third parties may include comparisons of their services to those provided by other variable annuity providers selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time, advertisements may include general information about the services and products offered by the Security Funds, Security Distributors, Inc., and Security Benefit Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees. Advertisements may also include performance information for such products.

All performance information that the Separate Account advertises is historical in nature and is not intended to represent or guarantee future results. The value of accumulation units when redeemed may be more or less than their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration. A Subaccount's returns and unit price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.

In connection with a ranking, the Separate Account may provide additional information, such as the particular category to which it is related, the number of subaccounts in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements. In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indexes and averages is not identical to a Subaccount's portfolio, the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate Account to calculate its figures. For example, unmanaged indexes may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, there can be no assurance that a Subaccount will continue its performance as compared to these other averages. When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment in a Subaccount may be subject to greater market risks than are certain other types of investments.

EXPERTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account XI at December 31, 2003, and for each of the specified periods ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Variable Annuity Account XI at December 31, 2003 and for each of the specified periods ended December 31, 2003, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Security Benefit to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                          Variable Annuity Account XI

                              Financial Statements

                          Year Ended December 31, 2003




                                    CONTENTS


                                                                            PAGE

Report of Independent Auditors............................................    2

Audited Financial Statements

  Statements of Assets and Liabilities....................................    3

  Statements of Operations................................................    4

  Statements of Changes in Net Assets.....................................    5

  Notes to Financial Statements...........................................    8

                         Report of Independent Auditors


The Contract Owners
Variable Annuity Account XI
and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of Variable Annuity Account XI, a separate account of Security Benefit Life Insurance Company comprised of the Global, Templeton International, T. Rowe Price Equity Income, T. Rowe Price Mid-Cap Growth, Goldman Sachs CORE Small Cap Equity, and Goldman Sachs Capital Growth Subaccounts, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XI at December 31, 2003, and the results of their operations and the changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                       [ERNST & YOUNG LLP SIG]

Kansas City, Missouri
January 30, 2004

                           Variable Annuity Account XI

                      Statements of Assets and Liabilities

                  (Dollars in Thousands -- Except Unit Values)

                                December 31, 2003




                                                            T. ROWE PRICE  GOLDMAN SACHS
                                              T. ROWE PRICE     MID-CAP      CORE SMALL    GOLDMAN SACHS
                                  GLOBAL      EQUITY INCOME     GROWTH       CAP EQUITY   CAPITAL GROWTH
                                SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                               -------------------------------------------------------------------------
Assets:
  Mutual funds, at market
    value....................       $163           $919        $1,659          $576           $752
Total assets.................        163            919         1,659           576            752
                               -------------------------------------------------------------------------
Net assets...................       $163           $919        $1,659          $576           $752
                               =========================================================================

Units outstanding............     13,959         43,650        85,852        44,517         76,751

Unit value...................     $11.64         $21.04        $19.32        $12.93          $9.81

Mutual funds, at cost........       $146           $920        $1,520          $510         $1,007
Mutual fund shares...........     23,327         56,932        83,368        44,331         78,423

See accompanying notes.

                           Variable Annuity Account XI

                            Statements of Operations

                                 (In Thousands)

                          Year Ended December 31, 2003



                                                                       TEMPLETON      T. ROWE PRICE
                                                        GLOBAL       INTERNATIONAL    EQUITY INCOME
                                                      SUBACCOUNT**    SUBACCOUNT*       SUBACCOUNT
                                                   -----------------------------------------------------
Net investment income (loss):
  Dividend distributions.........................        $---            $ ---            $  11
  Expenses:
    Mortality and expense risk fee...............         ---              ---               (4)
    Administration and distribution charges......         ---               (1)              (4)
                                                   -----------------------------------------------------
Net investment income (loss).....................         ---               (1)               3

Net realized and unrealized gain (loss) on
  investments:
  Capital gains distributions....................         ---              ---                7
  Realized gain (loss) on sales of fund shares...         ---              (89)             (49)
  Change in unrealized appreciation/depreciation
    on investments during the year...............          17              107              212
                                                   -----------------------------------------------------
Net realized and unrealized gain (loss) on
  investments....................................          17               18              170
                                                   -----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...............        $ 17            $  17            $ 173
                                                   =====================================================




                                                                       GOLDMAN SACHS
                                                      T. ROWE PRICE     CORE SMALL      GOLDMAN SACHS
                                                     MID-CAP GROWTH     CAP EQUITY      CAPITAL GROWTH
                                                        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                   -----------------------------------------------------
Net investment income (loss):
  Dividend distributions.........................        $---             $  1             $  2
  Expenses:
    Mortality and expense risk fee...............          (5)              (1)              (3)
    Administration and distribution charges......         (10)              (3)              (6)
                                                   -----------------------------------------------------
Net investment income (loss).....................         (15)              (3)              (7)

Net realized and unrealized gain (loss) on
  investments:
  Capital gains distributions....................         ---               15              ---
  Realized gain (loss) on sales of fund shares...         (27)              (6)             (73)
  Change in unrealized appreciation/depreciation
    on investments during the year...............         365              114              207
                                                   -----------------------------------------------------
Net realized and unrealized gain (loss) on
  investments....................................         338              123              134
                                                   -----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...............        $323             $120             $127
                                                   =====================================================

 *For the period from January 1, 2003 to October 3, 2003.
**For the period from October 3, 2003 (inception date) to December 31, 2003. See accompanying notes




                           Variable Annuity Account XI

                       Statements of Changes in Net Assets

                                 (In Thousands)

                     Years Ended December 31, 2003 and 2002




                                                        GLOBAL            TEMPLETON INTERNATIONAL
                                                     SUBACCOUNT**               SUBACCOUNT*
                                                         2003             2003              2002
                                                   -----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...................       $---          $    (1)            $ (1)
    Capital gains distributions....................        ---              ---              ---
    Realized gain (loss) on sales of fund shares...        ---              (89)             (36)
    Change in unrealized
      appreciation/depreciation on investments
      during the year..............................         17              107                2
                                                   -----------------------------------------------------
  Net increase (decrease) in net assets from                17               17              (35)
    operations.....................................
  From contractholder transactions:
    Variable annuity deposits......................          3               15                6
    Terminations and withdrawals...................        ---              (10)              (7)
    Transfers between subaccounts, net.............         14               (9)             (47)
    Transfers between subaccounts, due to mergers..        129             (129)             ---
                                                   -----------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions...............        146             (133)             (48)
                                                   -----------------------------------------------------
Net increase (decrease) in net assets..............        163             (116)             (83)
Net assets at beginning of year....................        ---              116              199
                                                   -----------------------------------------------------
Net assets at end of year..........................       $163          $   ---             $116
                                                   =====================================================



                                                      T. ROWE PRICE EQUITY     T. ROWE PRICE MID-CAP
                                                       INCOME SUBACCOUNT         GROWTH SUBACCOUNT
                                                       2003         2002         2003         2002
                                                   -----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...................    $   3       $    16       $  (15)     $   (15)
    Capital gains distributions....................        7            28          ---          ---
    Realized gain (loss) on sales of fund shares...      (49)          (73)         (27)         (45)
    Change in unrealized appreciation/depreciation
       on investments during the year..............      212          (176)         365         (240)
                                                   -----------------------------------------------------
  Net increase (decrease) in net assets from
    operations.....................................      173          (205)         323         (300)

  From contractholder transactions:
    Variable annuity deposits......................       52            48           63           36
    Terminations and withdrawals...................      (63)          (52)         (45)         (41)
    Transfers between subaccounts, net.............     (138)         (105)         413          (87)
    Transfers between subaccounts, due to mergers..      ---           ---          ---          ---
                                                   -----------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions...............     (149)         (109)         431          (92)
                                                   -----------------------------------------------------
Net increase (decrease) in net assets..............       24          (314)         754         (392)
Net assets at beginning of year....................      895         1,209          905        1,297
                                                   -----------------------------------------------------
Net assets at end of year..........................    $ 919       $   895       $1,659      $   905
                                                   =====================================================

*For the period from January 1, 2003 to October 3, 2003.

**For the period from October 3, 2003 (inception date) to December 31, 2003.



                           Variable Annuity Account XI

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2003 and 2002




                                                       GOLDMAN SACHS CORE          GOLDMAN SACHS
                                                        SMALL CAP EQUITY           CAPITAL GROWTH
                                                           SUBACCOUNT                SUBACCOUNT
                                                       2003         2002         2003         2002
                                                   -----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)...................     $ (3)        $ (4)        $ (7)      $   (10)
    Capital gains distributions....................       15          ---          ---           ---
    Realized gain (loss) on sales of fund shares...       (6)          (5)         (73)         (130)
    Change in unrealized appreciation/depreciation
       on investments during the year..............      114          (52)         207          (115)
                                                   -----------------------------------------------------
  Net increase (decrease) in net assets from
    operations.....................................      120          (61)         127          (255)

  From contractholder transactions:
    Variable annuity deposits......................       29           14           41            52
    Terminations and withdrawals...................      (18)          (8)         (50)          (39)
    Transfers between subaccounts, net.............      151           44          (39)         (201)
    Transfers between subaccounts, due to mergers..      ---          ---          ---           ---
                                                   -----------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions...............      162           50          (48)         (188)
                                                   -----------------------------------------------------
Net increase (decrease) in net assets..............      282          (11)          79          (443)
Net assets at beginning of year....................      294          305          673         1,116
                                                   -----------------------------------------------------
Net assets at end of year..........................     $576         $294         $752       $   673
                                                   =====================================================

See accompanying notes

                           Variable Annuity Account XI

                          Notes to Financial Statements

                                December 31, 2003


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      ORGANIZATION -- Variable Annuity Account XI (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, Templeton International, T. Rowe Price Equity Series, Inc., or the Goldman Sachs Variable Insurance Trust, mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated portfolio of these funds as follows:


              SUBACCOUNT                              MUTUAL FUND
--------------------------------------------------------------------------------
                                       SBL Fund:
Global                                   Series D (Global Series)
T. Rowe Price Equity Income              Series O (Equity Income Series)

                                       T. Rowe Price Equity Series:
T. Rowe Price Mid-Cap Growth             T. Rowe Price Mid-Cap Growth Portfolio

                                       Goldman Sachs Variable Insurance Trust:
Goldman Sachs CORE Small Cap Equity      Goldman Sachs CORE Small Cap Equity Fund
Goldman Sachs Capital Growth             Goldman Sachs Capital Growth Fund


      During 2003, the International Series was merged into the Global Series. Pursuant to the plan of reorganization approved by the SBL Fund International Series shareholders, the SBL Fund Global Series acquired all the net assets of the SBL Fund International Series, which totaled $129,488 on the closing date of the reorganization, October 3, 2003. A total of 17,594 shares were exchanged from the SBL Fund International Series. In exchange for the assets of the SBL Fund International Series, 20,972 shares of the SBL Fund Global Series were issued to shareholders of record immediately after the closing date.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

      Under the terms of the investment advisory contracts, investment portfolios of the SBL Funds are managed by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

      SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Equity Income Series and Templeton to provide subadvisory services for the International Series. Investment portfolios of the T. Rowe Price Mid-Cap Growth Portfolios are managed by its investment advisor, T. Rowe Price Associates, Inc. Investment portfolios in the CORE Small Cap Equity Fund and Capital Growth Fund are managed by their investment advisor, Goldman Sachs Asset Management.

      INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investments sold.

      The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2003, were as follows:


                                               COST OF       PROCEEDS
SUBACCOUNT                                    PURCHASES     FROM SALES
-------------------------------------------------------------------------
                                                   (In Thousands)
Global Series**...........................       $152        $    6
Templeton International*..................         13           147
T. Rowe Price Equity Income...............        102           241
T. Rowe Price Mid-Cap Growth..............        534           118
Goldman Sachs CORE Small Cap Equity.......        224            50
Goldman Sachs Capital Growth..............         58           113


  *For the period from January 1, 2003 to October 3, 2003.
 **For the period from October 3, 2003 (inception date) to December 31, 2003.

      ANNUITY RESERVES -- As of December 31, 2003, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that would provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

      REINVESTMENT OF DIVIDENDS -- Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

      FEDERAL INCOME TAXES -- The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.    VARIABLE ANNUITY CONTRACT CHARGES

      SBL may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each subaccount's average daily net assets, except with respect to the Global, T. Rowe Price Equity Income and Templeton International subaccounts, for which the maximum annual rate is 0.59%. SBL is currently charging an annual rate of 0.91% of each subaccount's average daily net assets, except the Global, T. Rowe Price Equity Income and Templeton International subaccounts, which are being charged an annual rate of 0.56%. In addition, mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.45% of the average daily net assets of each subaccount.

      When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

3.    SUMMARY OF UNIT TRANSACTIONS

      The changes in units outstanding for the years ended December 31, 2003 and 2002, were as follows:


                                                    2003                             2002
                                      ------------------------------------------------------------------
                                                              NET                              NET
                                        UNITS     UNITS     INCREASE     UNITS    UNITS     INCREASE
      SUBACCOUNT                       ISSUED   REDEEMED   (DECREASE)   ISSUED   REDEEMED  (DECREASE)
      --------------------------------------------------------------------------------------------------
                                                               (In Thousands)
      Global**........................    15         (1)        14        ---        ---        ---
      Templeton International*........     3        (22)       (19)         1         (8)        (7)
      T. Rowe Price Equity Income.....     6        (15)        (9)        32        (40)        (8)
      T. Rowe Price Mid-Cap Growth....    31         (9)        22          8        (15)        (7)
      Goldman Sachs CORE Small Cap
      Equity..........................    17         (5)        12          8         (4)         4
      Goldman Sachs Capital Growth....     7        (14)        (7)        10        (30)       (20)

        *For the period from January 1, 2003 to October 3, 2003.
       **For the period from October 3, 2003 (inception date) to December 31,
         2003.

4.    UNIT VALUES

      A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the period from October 27, 1999 (inception date) to December 31, 2003, follows:


      SUBACCOUNT                                 2003        2002       2001        2000       1999
      ------------------------------------------------------------------------------------------------
      GLOBAL****(1)
      Units.................................   13,959         ---        ---         ---        ---
      Unit value............................   $11.64      $  ---     $  ---      $  ---     $  ---
      Net assets (000s).....................   $  163      $  ---     $  ---      $  ---     $  ---
      Ratio of expenses to net assets*......    1.01%        ---%       ---%        ---%       ---%
      Investment income ratio**.............    0.33%        ---%       ---%        ---%       ---%
      Total return***.......................   12.79%        ---%       ---%        ---%       ---%
      ------------------------------------------------------------------------------------------------
      T. ROWE PRICE EQUITY INCOME
      Units.................................   43,650      52,701     61,052      54,961     36,063
      Unit value............................   $21.04      $16.97     $19.81      $19.74     $17.67
      Net assets (000s).....................   $  919      $  895     $1,209      $1,085      $ 637
      Ratio of expenses to net assets*......    1.01%       1.01%      1.01%       1.01%      1.01%
      Investment income ratio**.............    1.21%       2.66%      1.64%       0.23%      3.14%
      Total return***.......................   23.98%    (14.34)%      0.35%      11.71%     76.70%
      ------------------------------------------------------------------------------------------------
      T. ROWE PRICE MID-CAP GROWTH
      Units.................................   85,852      63,923     71,196      97,053     28,783
      Unit value............................   $19.32      $14.15     $18.22      $18.64     $17.59
      Net assets (000s).....................   $1,659      $  905     $1,297      $1,809     $  507
      Ratio of expenses to net assets*......    1.36%       1.36%      1.36%       1.36%      1.36%
      Investment income ratio**.............     ---%        ---%       ---%        ---%       ---%
      Total return***.......................   36.54%    (22.34)%    (2.25)%       5.97%     75.90%
      ------------------------------------------------------------------------------------------------
      GOLDMAN SACHS CORE SMALL CAP EQUITY
      Units.................................   44,517      32,740     28,445      31,952     12,256
      Unit value............................   $12.93      $ 8.98     $10.71      $10.38     $ 7.39
      Net assets (000s).....................   $  576      $  294     $  305      $  332     $   91
      Ratio of expenses to net assets*......    1.36%       1.36%      1.36%       1.36%      1.36%
      Investment income ratio**.............    0.24%       0.29%      0.25%       0.45%       ---%
      Total return***.......................   43.99%    (16.15)%      3.18%      40.46%   (26.10)%
      ------------------------------------------------------------------------------------------------


      SUBACCOUNT                                 2003        2002       2001        2000       1999
      ------------------------------------------------------------------------------------------------
      GOLDMAN SACHS CAPITAL GROWTH
      Units.................................   76,751      83,873    103,696     120,772     70,591
      Unit value............................   $ 9.81      $ 8.03    $ 10.76     $ 12.77    $ 18.93
      Net assets (000s).....................   $  752      $  673    $ 1,116     $ 1,542    $ 1,336
      Ratio of expenses to net assets*......    1.36%       1.36%      1.36%       1.36%      1.36%
      Investment income ratio**.............    0.26%       0.16%      0.14%       0.13%      0.30%
      Total return***.......................   22.17%    (25.37)%   (15.74)%    (32.54)%     89.30%
      ------------------------------------------------------------------------------------------------


         * These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund and excluded.

        ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest

       *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The 1999 total return is calculated for the period from the inception date through the end of the reporting period and has not been annualized.

      **** This activity is for the period from October 3, 2003 (inception date) to December 31, 2003.

       (1) Net investment income is less than $1,000 so amount is not reported in the Statement of Operations, but is used in calculation of investment income ratio.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          a.  Financial Statements

          The financial statements for the Variable Annuity Account XI at December 31, 2003 and for each of the two years in the period ended December 31, 2003, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

          The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 are incorporated herein by reference to the financial statements filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2004).

          b.  Exhibits

               (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
               (2)  Not Applicable
               (3)  (a)  Facilities Agreement(g)
                    (b)  Form of Master Agreement(d)
                    (c)  Distribution Agreement(c)
               (4)  Group Unallocated Policy Form (GV6059 (1-99))(a)
               (5)  Application (GV7624 (6-99))(d)
               (6)  (a)  Composite of Articles of Incorporation of SBL(b)
                    (b)  Bylaws of SBL(e)
               (7)  Not Applicable
               (8)  Not Applicable
               (9)  Opinion of Counsel(f)
              (10)  Consent of Independent Auditors
              (11)  Not Applicable
              (12)  Not Applicable
              (13)  Not Applicable
              (14) Powers of Attorney of Kris A. Robbins, J. Michael Keefer, Thomas A. Swank and Malcolm E. Robinson.(e)

(a)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's initial  Registration  Statement No. 333-84159 (filed July 30,
     1999).

(b) Incorporated herein by reference to the Exhibits filed with the Variflex Separate Account's Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (Filed August 17, 1998).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to Registration Statement No. 333-84159 (filed October 26, 1999).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-84159 (filed May 1, 2000).

(e) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV's Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2004).

(f) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940 to Registration Statement No. 333-84159 (filed May 1, 2001).

(g) Incorporated herein by reference to the Exhibits filed with the Variflex Separate Account Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 30, 2003).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL
           BUSINESS ADDRESS      POSITIONS AND OFFICES WITH DEPOSITOR
          ------------------     ------------------------------------

          Kris A. Robbins*       President, Chief Executive Officer
                                 and Director

          Thomas A. Swank*       Senior Vice President, Chief Financial
                                 Officer, Treasurer and Director

          J. Michael Keefer*     Senior Vice President, General Counsel,
                                 Secretary and Director

          Malcolm E. Robinson*   Senior Vice President, Assistant to the
                                 President and Chief Executive Officer
                                 and Director

          David J. Keith*        Senior Vice President, IT and
                                 Customer Management

          Venette R.. Davis*     Senior Vice President

          Michael G. Odlum*      Senior Vice President and
                                 Chief Investment Officer

          Kalman Bakk, Jr.*      Senior Vice President and
                                 Chief Marketing Officer

          Amy J. Lee*            Associate General Counsel, Vice President
                                 and Assistant Secretary

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corp. through the ownership of 700,000 of SBL's 700,010 issued and outstanding shares of common stock. One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance with the requirements of Kansas law. Security Benefit Corp. is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2003 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with Variable Annuity Account XI or SBL:

                                                                     PERCENT OF
                                                                       VOTING
                                                                     SECURITIES
                                                                      OWNED OR
                                                                     CONTROLLED
                                                   JURISDICTION       BY SBMHC
                                                         OF         (DIRECTLY OR
          NAME                                     INCORPORATION     INDIRECTLY)
          ----                                     -------------    ------------

          Security Benefit Mutual Holding Company     Kansas            ---
          (Holding Company)

          Security Benefit Corp.                      Kansas            100%
          (Holding Company)

          Security Benefit Life Insurance Company     Kansas            100%
          (Stock Life Insurance Company)

          Security Benefit Group, Inc.                Kansas            100%
          (Holding Company)

          Security Management Company, LLC            Kansas            100%
          (Investment Adviser)

          Security Distributors, Inc.                 Kansas            100%
          (Broker/Dealer, Principal Underwriter
          of Mutual Funds)

          First Advantage Insurance Agency, Inc.      Kansas            100%
          (Insurance Agency)

          Security Benefit Academy, Inc.              Kansas            100%
          (Daycare Company)

          Security Financial Resources, Inc.          Kansas            100%
          (Financial Services)

          First Security Benefit Life Insurance       New York          100%
          and Annuity Company of New York
          (Stock Life Insurance Company)

          Security Financial Resources                Delaware          100%
          Collective Investments, LLC
          (Private Fund)

          SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit, Variflex LS and Variflex Signature), Variflex Separate Account, SBL Variable Annuity Account XIV (SecureDesigns), SBL Variable Annuity Account XIV (AdvisorDesigns). SBL Variable Annuity Account XIV (NEA Valuebuilder), SBL Variable Annuity Account XIV (Advance Designs), SBL Variable Annuity Account XIV (Security Benefit Advisor), SBL Variable Annuity Account XIV (AEA Valuebuilder), SBL Variable Annuity Account XVII
          (ClassicStrategies), T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 18, 2003 the approximate percentage of ownership by the separate accounts for each company is as follows:

                SBL Fund................................. 100.0%
                Security Large Cap Value Fund............ 25.83%

ITEM 27.  NUMBER OF CONTRACTOWNERS

          As of February 1, 2004, there was one contract owner and 2,794 participants under the Non-Qualified Contract issued under Variable Annuity Account XI.

ITEM 28.  INDEMNIFICATION

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                (a) No  director  of the  Corporation  shall  be  liable  to the
             Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

          (a) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as distributor of the Contract issued under Variable Annuity Account
               XI. SDI receives no compensation for its distribution function. SDI performs similar functions for SBL Variable Annuity Accounts I, III, IV and XIV, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XVII (ClassicStrategies), and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Municipal Bond Fund, SBL Fund, Security Mid Cap Growth Fund and Security Financial Resources Collective Investments, LLC.

          (b)  NAME AND PRINCIPAL                    POSITION AND OFFICES
               BUSINESS ADDRESS*                       WITH UNDERWRITER
               ------------------                    ------------------
               Gregory J. Garvin                     President and Director
               James R. Schmank                      Director
               Amy J. Lee                            Secretary
               Brenda M. Harwood                     Vice President and Director
               Tammy Brownfield                      Treasurer
               Frank D. Memmo                        Director
               Richard J. Wells                      Director

               *One Security Benefit Place, Topeka, Kansas 66636-0001

          (c) SDI receives no compensation or support fees related to its sales governed by its distribution agreement with SBL.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a)  Registrant   undertakes  that  it  will  file  a   post-effective
               amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

          (b) Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

          (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Topeka, State of Kansas on this 1st day of April, 2004.

SIGNATURES AND TITLES




J. Michael Keefer,                     VARIABLE ANNUITY ACCOUNT XI
Senior Vice President,                 (The Registrant)
General Counsel,
Secretary and Director*
                                  By:  SECURITY BENEFIT LIFE INSURANCE COMPANY
                                       (The Depositor)

Thomas A. Swank,
Senior Vice President,
Chief Financial Officer*,         By:               KRIS A. ROBBINS
Treasurer and Director*                -----------------------------------------
                                       Kris A. Robbins, President, Chief
                                       Executive Officer and Director*

Malcolm E. Robinson,
Senior Vice President             (ATTEST):           AMY J. LEE
and Director*                          -----------------------------------------
                                       Amy J. Lee, Vice President, Associate
                                       General Counsel and Assistant Secretary


                                       SECURITY BENEFIT LIFE INSURANCE COMPANY
                                       (The Depositor)


                                 *By:               KRIS A. ROBBINS
                                       -----------------------------------------
                                       Kris A. Robbins, President, Chief
                                       Executive Officer and Director*


                                  Date: April 1, 2004

                                  EXHIBIT INDEX

 (1)  None

 (2)  None

 (3)  (a)  None
      (b)  None
      (c)  None

 (4)  None

 (5)  None

 (6)  (a)  None
      (b)  None

 (7)  None

 (8)  None

 (9)  None

(10)  Consent of Independent Auditors

(11)  None

(12)  None

(13)  Schedule of Computation of Performance

(14) None